Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenues	¥ 630,028	¥ 626,579	¥ 1,994,844	¥ 1,868,113
Segment profits	91,049	63,009	216,658	215,728
Segment assets	14,553,890		14,553,890		¥ 14,270,672
Operating Segment
Segment Reporting Information [Line Items]
Revenues	629,647	626,919	1,990,860	1,869,486
Segment profits	120,712	105,395	290,664	334,899
Segment assets	12,186,705		12,186,705		11,999,584
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	110,220	107,670	321,647	337,945
Segment profits	20,962	15,608	56,444	61,871
Segment assets	1,515,425		1,515,425		1,516,795
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	97,806	91,743	288,293	294,257
Segment profits	5,537	3,598	24,486	26,629
Segment assets	946,145		946,145		910,101
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	61,217	88,859	312,090	281,009
Segment profits	2,808	(12,184)	6,713	(10,570)
Segment assets	340,764		340,764		353,581
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	57,505	43,269	168,419	107,167
Segment profits	23,558	8,830	34,140	18,332
Segment assets	761,789		761,789		703,608
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	94,215	117,104	360,085	352,192
Segment profits	11,003	12,347	24,010	44,669
Segment assets	1,944,773		1,944,773		2,072,145
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	21,380	21,922	62,324	65,019
Segment profits	9,653	11,690	24,868	32,599
Segment assets	2,727,982		2,727,982		2,687,156
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	13,873	11,557	42,369	29,305
Segment profits	6,358	2,472	17,007	2,841
Segment assets	695,819		695,819		684,098
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	55,329	37,709	135,261	122,697
Segment profits	11,436	20,339	33,032	67,433
Segment assets	1,454,653		1,454,653		1,364,142
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	67,817	69,913	157,653	171,017
Segment profits	19,474	27,529	35,893	55,987
Segment assets	404,920		404,920		401,869
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	50,285	37,173	142,719	108,878
Segment profits	9,923	¥ 15,166	34,071	¥ 35,108
Segment assets	¥ 1,394,435		¥ 1,394,435		¥ 1,306,089